Asset Retirement Obligations and Accrued Environmental Costs - Summary of Pre-Tax Risk-Free Discount Rate and Expected Cash Flow Payments for Asset Retirement Obligations and Accrued Environmental Costs (Detail)
$ in Millions
12 Months Ended
Dec. 31, 2019 USD ($)
Phosphate sites [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Cash Flow Payments (years)	81 years
Asset retirement obligations [Member] | Bottom of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
-0.5% Discount Rate	$ 87
Asset retirement obligations [Member] | Top of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
+0.5% Discount Rate	(81)
Asset retirement obligations [Member] | Potash sites [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Undiscounted Cash Flows	650
Discounted Cash Flows	$ 70
Asset retirement obligations [Member] | Potash sites [Member] | Bottom of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Risk-Free Rate	5.00%
Cash Flow Payments (years)	40
Asset retirement obligations [Member] | Potash sites [Member] | Top of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Risk-Free Rate	5.00%
Cash Flow Payments (years)	442
Asset retirement obligations [Member] | Phosphate sites [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Undiscounted Cash Flows	$ 853
Discounted Cash Flows	$ 495
Asset retirement obligations [Member] | Phosphate sites [Member] | Bottom of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Risk-Free Rate	2.93%
Cash Flow Payments (years)	1
Asset retirement obligations [Member] | Phosphate sites [Member] | Top of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Risk-Free Rate	3.19%
Cash Flow Payments (years)	81
Asset retirement obligations [Member] | Retail Site [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Undiscounted Cash Flows	$ 11
Discounted Cash Flows	$ 10
Asset retirement obligations [Member] | Retail Site [Member] | Bottom of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Risk-Free Rate	2.08%
Cash Flow Payments (years)	1
Asset retirement obligations [Member] | Retail Site [Member] | Top of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Risk-Free Rate	2.81%
Cash Flow Payments (years)	30
Asset retirement obligations [Member] | Corporate And Other Sites [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Undiscounted Cash Flows	$ 864
Discounted Cash Flows	$ 675
Asset retirement obligations [Member] | Corporate And Other Sites [Member] | Bottom of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Risk-Free Rate	1.22%
Cash Flow Payments (years)	1
Asset retirement obligations [Member] | Corporate And Other Sites [Member] | Top of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Risk-Free Rate	6.50%
Cash Flow Payments (years)	483
Accrued environmental costs [Member] | Bottom of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
-0.5% Discount Rate	$ 17
Accrued environmental costs [Member] | Top of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
+0.5% Discount Rate	$ (14)
Accrued environmental costs [Member] | Phosphate sites [Member] | Bottom of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Risk-Free Rate	0.00%
Cash Flow Payments (years)	0
Accrued environmental costs [Member] | Phosphate sites [Member] | Top of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Risk-Free Rate	0.00%
Cash Flow Payments (years)	0
Accrued environmental costs [Member] | Retail Site [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Undiscounted Cash Flows	$ 77
Discounted Cash Flows	$ 72
Accrued environmental costs [Member] | Retail Site [Member] | Bottom of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Risk-Free Rate	1.92%
Cash Flow Payments (years)	1
Accrued environmental costs [Member] | Retail Site [Member] | Top of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Risk-Free Rate	4.27%
Cash Flow Payments (years)	30
Accrued environmental costs [Member] | Corporate And Other Sites [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Undiscounted Cash Flows	$ 563
Discounted Cash Flows	$ 467
Accrued environmental costs [Member] | Corporate And Other Sites [Member] | Bottom of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Risk-Free Rate	1.47%
Cash Flow Payments (years)	1
Accrued environmental costs [Member] | Corporate And Other Sites [Member] | Top of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Risk-Free Rate	3.02%
Cash Flow Payments (years)	28